SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share options activity

The following table sets forth the share options activities for the year ended December 31, 2019, the three months ended March 31,2020, the fiscal years ended March 31, 2021 and 2022:

	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average fair value of options
		US$	YEARS	US$’000	US$

Outstanding as of December 31, 2018	55,195,000	1.85	7.74	27,773.18	2.03

Granted	4,247,500	1.36	—	—	0.02
Forfeited	(11,454,468)	2.36	—	—	2.65
Exercised	(6,772,504)	0.03	—	—	0.54
Modified	(5,873,482)	2.82	—	—	2.95

Outstanding as of December 31, 2019	35,342,046	1.81	8.33	31,391.17	1.72

Granted	2,175,300	0.03	—	—	0.49
Forfeited	(5,186,508)	1.14	—	—	2.09

Outstanding as of March 31, 2020	32,330,838	1.79	6.81	25,530.99	1.58

Granted	6,700,665	0.01	—	—	0.39
Forfeited	(9,794,727)	1.17	—	—	2.13
Exercised	(3,482,103)	0.08	—	—	0.59

Outstanding as of March 31, 2021	25,754,673	1.79	6.18	3,974.57	1.20

Granted	1,266,357	0.01	—	—	0.57
Forfeited	(1,681,323)	1.34	—	—	2.58
Exercised	(6,826,300)	0.36	—	—	0.67

Outstanding as of March 31, 2022	18,513,407	0.75	6.01	2,405.17	1.23
Vested and expected to vest as of March 31, 2022	18,513,407	0.75	6.01	2,405.17	1.23
Exercisable as of March 31, 2022	17,375,277	0.56	5.93	2,282.78	1.26

Schedule of options granted to Grantees were measured at fair value on the dates of grant

Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021	2022

Expected volatility	44%~45%	46%~49%	48%~61%	34%~68%
Risk-free interest rate (per annum)	1.6%~1.9%	0.3%~0.7%	0%~1.4%	0%~2.4%
Exercise multiple	2.8/2.2	2.8/2.2	2.8/2.2	2.8/2.2
Expected dividend yield	0%	0%	0%	0%
Contractual term (in years)	10	10	10	10

Summary of restricted shares activity

The following table sets forth the restricted shares activity for the year ended December 31, 2019, the three months ended March 31, 2020, the fiscal years ended March 31, 2021 and 2022:

	Number of shares	Weighted average grant date fair value
		US$

Unvested as of December 31, 2018	133,334	2.26

Granted	151,655	1.41
Vested	(184,988)	0.75
Forfeited	(66,667)	2.26

Unvested as of December 31, 2019	33,334	2.26

Granted	50,066	0.51
Vested	(50,066)	0.51

Unvested as of March 31, 2020	33,334	2.26

Granted	275,850	0.45
Vested	(309,184)	0.65

Unvested as of March 31, 2021	—	—

Granted	606,570	0.42
Vested	(606,570)	0.42

Unvested as of March 31, 2022	—	—

Summary of Share-Based Compensation Expenses by Function

The following table sets forth the amounts of share-based compensation expenses continuing operations included in each of the relevant financial statement line items:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021	2022
	RMB	RMB	RMB	RMB

Cost of revenues	—	—	2,149	—
Sales and marketing expenses	—	—	5,036	—
Research and development expenses	194	(2,158)	(2,216)	—
General and administrative expenses	84,265	(29,925)	(24,091)	26,534
Total	84,459	(32,083)	(19,122)	26,534

Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of options granted to Grantees were measured at fair value on the dates of grant	The fair value of Performance Awards with market conditions granted was determined using a Monte Carlo model with the following assumptions:

For the fiscal year ended March 31,
2022

Risk-free interest rate	1.12%
Expected volatility	46%
Expected dividend yield	0%